Long-Term Liabilities (Details) - Schedule of Long-Term Liabilities - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Notes Payable to Banks [Member] | Mortgage Note [Member]
Schedule of Long-Term Liabilities [Line Items]
Mortgage note with a bank. The note bears interest at a rate of 7.5% and provides for monthly interest payments. The note matures on January 1, 2053 at which time there is a balloon payment of remaining principal and interest due, and is secured by the property as well as guaranteed by a shareholder of the Company.		$ 247,000	$ 247,000